Note 21 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Risk free rate	0.20%	2.10%
Expected life in years (Year)	4 years 149 days	4 years 273 days
Expected volatility	36.50%	28.80%
Dividend yield	0.10%	0.10%
Weighted average fair value per option granted (in dollars per share)	$ 28.33	$ 19.87